Quarterly Holdings Report
for
Fidelity® Series Overseas Fund
July 31, 2024
SOV-NPRT3-0924
1.9894005.105
Common Stocks - 99.5%
	Shares	Value ($)
Belgium - 0.8%
Azelis Group NV	1,629,443	30,860,632
KBC Group NV	1,284,665	99,603,148
TOTAL BELGIUM		130,463,780
Canada - 2.8%
Alimentation Couche-Tard, Inc. (multi-vtg.)	2,285,300	140,877,038
Constellation Software, Inc.	90,670	286,086,129
Constellation Software, Inc. warrants 3/31/40 (a)(b)	105,870	8
Lumine Group, Inc. (a)	521,550	13,958,116
TOTAL CANADA		440,921,291
Denmark - 3.5%
Novo Nordisk A/S Series B	4,093,200	542,319,931
Finland - 0.5%
Nordea Bank Abp	6,299,000	73,846,735
France - 12.5%
Accor SA	3,225,700	124,175,362
Air Liquide SA	1,467,386	267,737,137
Alten SA	898,501	98,990,596
Antin Infrastructure Partners SA	334,200	4,528,333
Capgemini SA	1,108,462	220,055,736
Dassault Systemes SA	3,748,100	142,085,865
EssilorLuxottica SA	860,516	197,154,822
L'Oreal SA	489,200	211,553,497
LVMH Moet Hennessy Louis Vuitton SE	402,783	284,107,986
Safran SA	1,379,100	302,978,172
TotalEnergies SE	1,414,779	95,449,967
TOTAL FRANCE		1,948,817,473
Germany - 8.7%
Allianz SE	784,533	220,975,812
Deutsche Borse AG	984,060	201,504,530
Hannover Reuck SE	883,116	219,536,302
Merck KGaA	850,320	152,578,913
SAP SE	1,966,100	415,673,486
Siemens Healthineers AG (c)	2,683,300	144,125,591
TOTAL GERMANY		1,354,394,634
India - 0.4%
HDFC Bank Ltd.	3,545,000	68,505,276
Indonesia - 0.9%
PT Bank Central Asia Tbk	222,483,100	140,591,258
Ireland - 1.1%
Kingspan Group PLC (Ireland)	1,763,500	164,898,537
Italy - 3.4%
FinecoBank SpA	8,302,885	141,077,018
GVS SpA (a)(c)	833,338	5,753,995
Industrie de Nora SpA (d)	597,100	6,914,463
Recordati SpA	2,894,739	157,738,056
UniCredit SpA	5,412,900	222,333,265
TOTAL ITALY		533,816,797
Japan - 16.3%
Ajinomoto Co., Inc.	4,026,700	165,840,740
BayCurrent Consulting, Inc.	1,603,500	48,649,294
Capcom Co. Ltd.	4,084,500	87,303,955
DENSO Corp.	8,132,800	133,369,893
FUJIFILM Holdings Corp.	7,227,700	171,845,319
Hitachi Ltd.	11,737,600	253,610,596
Hoya Corp.	1,567,060	196,353,887
Mitsubishi Heavy Industries Ltd.	21,398,200	256,480,624
Renesas Electronics Corp.	7,293,626	125,624,485
Rohto Pharmaceutical Co. Ltd.	2,000,500	47,206,485
Shin-Etsu Chemical Co. Ltd.	6,962,500	309,348,658
Suzuki Motor Corp.	11,451,980	131,608,263
TIS, Inc.	1,707,776	36,821,978
Tokio Marine Holdings, Inc.	9,261,400	363,353,822
Tokyo Electron Ltd.	925,700	193,700,407
Tokyo Seimitsu Co. Ltd.	259,200	18,072,454
TOTAL JAPAN		2,539,190,860
Netherlands - 7.8%
ASM International NV (Netherlands)	177,280	121,563,308
ASML Holding NV (Netherlands)	659,328	606,880,851
IMCD NV	1,054,851	151,834,462
Topicus.Com, Inc.	182,877	16,102,819
Wolters Kluwer NV	1,896,108	318,274,955
TOTAL NETHERLANDS		1,214,656,395
Spain - 1.1%
CaixaBank SA	29,057,200	169,468,599
Sweden - 2.8%
AddTech AB (B Shares)	1,719,619	55,398,027
Atlas Copco AB (A Shares)	9,862,100	175,522,288
Indutrade AB	6,899,875	202,566,083
Kry International AB (a)(b)(e)	4,451	113,491
TOTAL SWEDEN		433,599,889
Switzerland - 4.1%
Compagnie Financiere Richemont SA Series A	1,042,980	159,087,170
Galderma Group AG	702,780	55,317,653
Partners Group Holding AG	138,950	187,509,285
Sika AG	794,961	241,635,540
TOTAL SWITZERLAND		643,549,648
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,551,684	191,956,337
United Kingdom - 16.6%
3i Group PLC	5,463,991	219,820,352
AstraZeneca PLC (United Kingdom)	2,457,700	390,456,970
BAE Systems PLC	12,034,200	200,707,757
Compass Group PLC	9,757,387	300,478,900
Diageo PLC	2,893,647	90,035,781
Diploma PLC	1,445,431	82,651,572
Halma PLC	3,576,000	122,375,516
Hiscox Ltd.	2,695,583	44,044,049
InterContinental Hotel Group PLC	1,625,898	163,802,194
Lloyds Banking Group PLC	293,346,500	224,102,102
London Stock Exchange Group PLC	2,212,600	269,330,361
RELX PLC (London Stock Exchange)	7,439,455	351,123,777
Sage Group PLC	9,389,200	131,083,307
TOTAL UNITED KINGDOM		2,590,012,638
United States of America - 15.0%
Alcon, Inc. (Switzerland)	2,283,590	216,924,790
CDW Corp.	471,100	102,751,621
Experian PLC	4,427,500	209,001,892
Ferguson PLC	968,900	214,673,886
Holcim AG	1,737,640	162,383,163
ICON PLC (a)	446,300	146,582,772
Linde PLC	561,000	254,413,500
Marsh & McLennan Companies, Inc.	1,211,728	269,694,301
S&P Global, Inc.	485,951	235,555,028
Schneider Electric SA	1,047,831	252,564,218
Thermo Fisher Scientific, Inc.	196,600	120,582,644
Visa, Inc. Class A	587,700	156,134,259
TOTAL UNITED STATES OF AMERICA		2,341,262,074
TOTAL COMMON STOCKS (Cost $10,824,936,639)		15,522,272,152

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(b)(e) (Cost $11,754,376)	25,711	869,554

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	113,383,426	113,406,103
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	2,717,748	2,718,020
TOTAL MONEY MARKET FUNDS (Cost $116,124,123)		116,124,123

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $10,952,815,138)	15,639,265,829
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(41,100,396)
NET ASSETS - 100.0%	15,598,165,433

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,879,586 or 1.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $983,045 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,933,095

Kry International AB Series E	5/14/21	11,754,376

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	329,038,521	2,287,889,977	2,503,550,065	5,533,476	27,670	-	113,406,103	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	127,149,982	124,431,962	200,910	-	-	2,718,020	0.0%
Total	329,038,521	2,415,039,959	2,627,982,027	5,734,386	27,670	-	116,124,123

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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